Lease (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2021
Leases [Abstract]
Weighted average remaining lease term		1 year 3 months
Weighted average discount rate		5.00%
Operating lease cost		$ 28,356
Operating Lease Expiration Description	In February 2019, the Company ended its prior lease agreement and moved to a new office location, for which it entered into a two-year lease (“2019 lease”) that expires on January 31, 2021.
Security deposit	$ 62,570